Note 10. Future Minimum Lease Payments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Note 10. Future Minimum Lease Payments

NOTE 10.   FUTURE MINIMUM LEASE PAYMENTS

In connection with the business acquisitions (See Note 3.), the Company acquired the leases for three hundred sixty-nine billboard locations.  Some of the leases are non-cancelable operating leases having remaining terms ranging from month-to-month to two hundred twenty-four months.  In many instances, the Company can cancel the lease with little or no penalty.  Ground rents for the nine months ended September 30, 2016 and 2015 were $366,987 and $56,146, respectively.  Contingent rents included in ground rents for the nine months ended September 30, 2016 and 2015 were $36,989 and $2,134 respectively.

Future minimum rents are as follows for the twelve months ending September 30:

2017	$591,837
2018	546,866
2019	509,418
2020	474,982
2021	448,819
Thereafter	2,527,708

$5,099,630

NOTE 9.   FUTURE MINIMUM LEASE PAYMENTS

In connection with the business acquisitions (See Note 3.), the Company acquired the leases for thirty-three billboard locations.  The leases are non-cancelable operating leases having remaining terms ranging from month-to-month to two hundred fourteen months.  Ground rents for the years ended December 31, 2015 and 2014 were $114,587 and $0, respectively.  Contingent rents included in ground rents for the years ended December 31, 2015 and 2014 were $1,733 and $0, respectively.

Future minimum rents are as follows:

2016	$256,124
2017	256,703
2018	253,266
2019	235,939
2020	217,051
Thereafter	1,511,063

$2,730,146